Principal Variable Contracts Funds, Inc.
Supplement dated June 21, 2023
to the Statement of Additional Information dated May 1, 2023
(as previously supplemented)
(Not all Accounts are offered in all variable annuity and variable life contracts.)
This supplement updates information currently in the Statement of Additional Information. Please retain this supplement for future reference.

PORTFOLIO MANAGER DISCLOSURE
On August 1, 2023, in the Advisor: Principal Global Investors, LLC (Principal Asset Allocation Portfolio Managers) Other Accounts Managed table, remove all references to Jeffrey A. Schwarte and add the following alphabetically to the list of portfolio managers:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Tyler O’Donnell(1)(2): Diversified Balanced Volatility Control and Diversified Growth Volatility Control Accounts
Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

(1) For more information regarding Tyler O’Donnell’s Other Accounts Managed, see Sub-Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers).
(2) Information as of May 31, 2023

On August 1, 2023, in the Ownership of Securities table, remove all references to Jeffrey A. Schwarte and add the following alphabetically to the list of portfolio managers:
Ownership of Securities

Portfolio Manager	PVC Accounts/Portfolios Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Tyler O’Donnell(1)(2)	Diversified Balanced Volatility Control	None
Tyler O’Donnell(1)(2)	Diversified Growth Volatility Control	None

(1) For more information regarding Tyler O’Donnell’s Ownership of Securities, see Sub-Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers).
(2) Information as of May 31, 2023

On August 1, 2023, in the Advisor: Principal Global Investors, LLC (Principal Equities Portfolio Managers) Other Accounts Managed table, remove all references to Jeffrey A. Schwarte and add the following alphabetically to the list of portfolio managers:

	Other Accounts Managed
	Total Number of Accounts	Total Assets in the Accounts	Number of Accounts that base the Advisory Fee on Performance	Total Assets of the Accounts that base the Advisory Fee on Performance
Tyler O’Donnell(1)(2)(3): LargeCap S&P 500 Index, LargeCap S&P 500 Managed Volatility Index, U.S. LargeCap Buffer January, U.S. LargeCap Buffer April, U.S. LargeCap Buffer July, and U.S. LargeCap Buffer October Accounts

Registered investment companies	0	$0	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	0	$0	0	$0

(1) The U.S. LargeCap Buffer July Account was effective on May 1, 2022 and available for purchase as of June 29, 2022.
(2) The U.S. LargeCap Buffer January, U.S. LargeCap Buffer April, and U.S. LargeCap Buffer October Accounts were effective on
September 14, 2022 and available for purchase as of December 28, 2022, March 29, 2023, and September 29, 2022, respectively.

(2) Information as of May 31, 2023
On August 1, 2023, in the Ownership of Securities table, remove all references to Jeffrey A. Schwarte and add the following alphabetically to the list of portfolio managers:
Ownership of Securities

Portfolio Manager	PVC Accounts/Portfolios Managed by Portfolio Manager	Dollar Range of Securities Owned by the Portfolio Manager
Tyler O’Donnell(1)	LargeCap S&P 500 Index	None
Tyler O’Donnell(1)	LargeCap S&P 500 Managed Volatility Index	None
Tyler O’Donnell(1)(3)	U.S. LargeCap Buffer January	None
Tyler O’Donnell(1)(3)	U.S. LargeCap Buffer April	None
Tyler O’Donnell(1)(2)	U.S. LargeCap Buffer July	None
Tyler O’Donnell(1)(3)	U.S. LargeCap Buffer October	None

(1) Information as of May 31, 2023
(2) The U.S. LargeCap Buffer July Account was effective on May 1, 2022 and available for purchase as of June 29, 2022.
(3) The U.S. LargeCap Buffer January, U.S. LargeCap Buffer April, and U.S. LargeCap Buffer October Accounts were effective on
September 14, 2022 and available for purchase as of December 28, 2022, March 29, 2023, and September 29, 2022, respectively.

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